Document and Entity Information	Feb. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2023
Entity File Number	001-11001
Entity Registrant Name	Frontier Communications Parent, Inc.
Entity Central Index Key	0000020520
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2359749
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FYBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false